Short-term debt	3 Months Ended
Mar. 31, 2012
Short-term debt
Short-term debt
10 Short-term debt Short-term borrowings outstanding on March 31, 2012 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 2.03%.